Significant Accounting Policies (Schedule of Accumulated Other Comprehensive Income, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of December 31, 2012	$ (490)
Other comprehensive income (loss) before reclassifications	207
Amounts reclassified from AOCI	(1,286)
Other comprehensive income (loss)	(1,079)	(147)	(502)
Balance as of December 31, 2013	(1,569)	(490)
Unrealized Gains (Losses) on Available-for-Sale Investments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of December 31, 2012	349
Other comprehensive income (loss) before reclassifications	223
Amounts reclassified from AOCI	(97)
Other comprehensive income (loss)	126
Balance as of December 31, 2013	475
Unrealized Gains on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of December 31, 2012	208
Other comprehensive income (loss) before reclassifications	1,295
Amounts reclassified from AOCI	(1,189)
Other comprehensive income (loss)	106
Balance as of December 31, 2013	314
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of December 31, 2012	(1,047)
Other comprehensive income (loss) before reclassifications	(1,311)
Amounts reclassified from AOCI
Other comprehensive income (loss)	(1,311)
Balance as of December 31, 2013	$ (2,358)